Schedule of trade and other receivables (Details)		Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
Trade receivables		$ 2,004,277	$ 2,553,049	$ 946,877
Less: Allowance for expected credit losses		(22,348)	(28,467)	(49,855)
Other receivables		567,719	723,160	510,719
Less: Allowance for expected credit losses				(398,607)
Less: Allowance for expected credit losses			(398,607)
Deposit		272,759	347,441	211,404
Prepayments		290,046	369,460	167,865
Total trade and other receivables		2,571,996	3,276,209	1,457,596
Third parties [member]
IfrsStatementLineItems [Line Items]
Trade receivables			2,581,516	996,732
Other receivables			6,259	448,261
Third party [member]
IfrsStatementLineItems [Line Items]
Trade receivables		2,026,625
Other receivables		4,914
Shareholders [member]
IfrsStatementLineItems [Line Items]
Other receivables	[1]			$ 81,796	$ 85,443

[1]	Other receivable from shareholders is non-trade in nature, unsecured, non-interest bearing and repayable on demand.